Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31, 2014	March 31, 2013
	US$	US$
Raw materials	2,491,135	2,791,811
Work in progress	2,303,800	878,718
Finished goods	2,367,932	1,721,803

	7,162,867	5,392,332